Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares outstanding (in Shares)		750,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	234,451,771	223,635,129	114,020,135
Common stock, shares oustanding (in Shares)	234,451,771	223,635,129	114,020,135
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	750,000	750,000	750,000
Preferred stock, shares issued (in Shares)	0	0	705,453
Preferred stock, shares outstanding (in Shares)	0	0	705,453
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000	1,000	1,000
Preferred stock, shares issued (in Shares)	1,000	1,000	1,000
Preferred stock, shares outstanding (in Shares)	1,000	1,000	1,000